Stockholders' Equity - Schedule of Summarizes the RSU Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Stock Units, Unvested and Outstanding, beginning balance	116,988	119,008	105,727
Weighted Average Exercise Price Per Share, Unvested and Outstanding, beginning balance	$ 157.89	$ 157.89	$ 157.89
Restricted Stock Units, Granted			14,015
Weighted Average Exercise Price Per Share, Granted		$ 157.89	$ 157.89
Restricted Stock Units, Forfeited/Canceled/Expired		(2,020)	(734)
Weighted Average Exercise Price Per Share, Forfeited/Canceled/Expired		$ 157.89	$ 157.89
Restricted Stock Units, Unvested and Outstanding, ending balance		116,988	119,008
Weighted Average Exercise Price Per Share, Unvested and Outstanding, ending balance	$ 243,089	$ 157.89	$ 157.89